Income Taxes - Summary of Effective Tax Rate and The U.S. Federal Tax Rate (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Federal income tax	(21.00%)	(21.00%)
State income tax, less federal benefits	(6.70%)	(7.60%)
Permanent differences	1.50%	1.70%
Change in valuation allowance	26.70%	27.10%
Credits	(0.50%)	(0.40%)
Other	0.00%	0.20%
Effective tax rate	0.00%	0.00%